Earning per unit and cash distributions (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
		Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)			$ (11,941)	$ 41,377	$ 41,279	$ 1,314
Post IPO net income attributable to the unitholders of Höegh LNG Partners LP		$ 13,255
Less: Dividends paid or to be paid	[1]	(13,707)		(46,627)	(37,609)
Distributed Earnings		(452)		(5,250)	3,670
Common unit public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributed Earnings		$ (190)		$ (2,814)	$ 1,540
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic		11,040		11,481	11,040
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted		11,040		11,486	11,040
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	[2]	$ 0.50		$ 1.58	$ 1.56
Common unit Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributed Earnings		$ (36)		$ (338)	$ 295
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic		2,116		2,116	2,116
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted		2,116		2,116	2,116
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	[2],[3]	$ 0.50		$ 1.52	$ 1.57
Subordinated unit Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributed Earnings		$ (226)		$ (2,098)	$ 1,835
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic		13,156		13,156	13,156
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted		13,156		13,156	13,156
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	[2],[3]	$ 0.50		$ 1.52	$ 1.57

[1]	Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based on the number of units outstanding at the period end.
[2]	Effective June 3, 2016, the Partnership granted 21,500 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of December 31, 2017, 2018 and 2019, respectively. The phantom units impact the diluted weighted average units outstanding; however, the increase in weighted average number of units was not significant enough to change the earnings per unit. Therefore, the basic and diluted earnings per unit are the same.
[3]	Includes total amounts attributable to incentive distributions rights of $481 and $113 for the years ended December 31, 2016 and 2015, respectively, of which $67 and $16 was attributed to common units owned by Höegh LNG and $414 and $97 was attributed to subordinated units owned by Höegh LNG, for the years ended December 31, 2016 and 2015, respectively.